Cover	12 Months Ended
Mar. 31, 2025
Document Information [Line Items]
Document Type	DEFR14A
Amendment Flag	true
Amendment Description	Universal Corporation (the “Company”) is filing the attached proxy card solely to replace the sample proxy card included in the Definitive Proxy Statement (the “Proxy Statement”) that the Company originally filed with the Securities and Exchange Commission on July 1, 2025. After filing the Proxy Statement, the Company discovered that an incorrect version of the sample proxy card was inadvertently filed with the Proxy Statement. Please note that no changes have been made to the body of the Proxy Statement and that the correct version of the proxy card has been included in the Proxy Statement that was made available to the Company’s shareholders.
Entity Information [Line Items]
Entity Registrant Name	UNIVERSAL CORPORATION
Entity Central Index Key	0000102037